Accounts Receivable, Net - Schedule of Movement of Allowance for Expected Credit Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Schedule of Movement of Allowance for Expected Credit Loss [Abstract]
At beginning of year	¥ 486		¥ 602	¥ 469
Addition/(reversal)	(332)	$ (46)	(116)	133
At end of year	¥ 154		¥ 486	¥ 602